Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 6,574,575	$ 6,405,605
Less: accumulated amortization	(1,880,377)	(1,427,523)
Intangible assets, net	4,694,198	4,978,082
Purchased Software, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	962,789	952,800
Purchased Patent, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	2,221,085	2,080,949
Capitalized Software, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 3,390,701	$ 3,371,856